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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2002

Check here if Amendment / /; Amendment Number: ____________
     This Amendment (Check only one.): / / is a restatement.
                                       / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Coast Asset Management, L.P.
         ------------------------------
Address: 2450 Colorado Avenue
         ------------------------------
         Suite 100, East Tower
         ------------------------------
         Santa Monica, CA 90404
         ------------------------------

Form 13F File Number: 28-_________________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Christopher D. Petitt
        --------------------------
Title:  Executive Vice President
        --------------------------
Phone:  (310) 576-3530
        --------------------------

Signature, Place, and Date of Signing:

/s/ Christopher D. Pettit            Santa Monica, CA           05/14/03
-------------------------            ----------------           ---------
      [Signature]                     [City, State]              [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting

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      manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

Form 13F File Number                           Name
28-________________                            ________________________________

[Repeat as necessary.]

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0
                                   --------------------------------

Form 13F Information Table Entry Total:      38
                                        ---------------------------

Form 13F Information Table Value Total:       152,257
                                        ---------------------------
                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number                     Name
_____ 28-________________                      ________________________________

[Repeat as necessary.]

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                           FORM 13F INFORMATION TABLE

                                                               VALUE    SHARES/  SH/    PUT/INVSTMT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                 TITLE  OF CLASS      CUSIP      (x$1000) PRN AMT  PRN    CALL DSCRETN MANAGERS   SOLE   SHARED NONE
------------------------------ ------ ----------    ---------  -------- -------- ---    ---- ------- --------   -----  ------ ----
ADVANCED MICRO DEVICES INC     NOTE   4.500%12/0    007903AF4      1137     1000 PRN    SOLE                     1000       0    0
AMERICAN INTL GROUP INC        DBCV       Nov-00    026874AP2      2578     4000 PRN    SOLE                     4000       0    0
AVON PRODS INC                 NOTE       01-Jul    054303AP7      4369     8000 PRN    SOLE                     8000       0    0
BEST BUY INC                   PUT                   86516951         3      100 SH PUT SOLE                      100       0    0
BEST BUY INC                   SDCV   2.250% 1/1    086516AF8      6318     7500 PRN    SOLE                     7500       0    0
BJ SVCS CO                     NOTE   0.500% 4/2    055482AF0      5302     6500 PRN    SOLE                     6500       0    0
BRINKER INTL INC               DBCV       01-Oct    109641AC4      4865     7038 PRN    SOLE                     7038       0    0
CEPHALON INC                   NOTE   2.500%12/1    156708AE9      1847     2000 PRN    SOLE                     2000       0    0
COUNTRYWIDE FINANCIAL CORP     NOTE       Feb-00    222372AE4      2415     3000 PRN    SOLE                     3000       0    0
DIAMOND OFFSHORE DRILLING IN   DBCV   1.500% 4/1    25271CAE2      7333     8000 PRN    SOLE                     8000       0    0
ENZON PHARMACEUTICALS INC      NOTE   4.500% 7/0    293904AB4      1110     1500 PRN    SOLE                     1500       0    0
FIRST DATA CORP                DEBT   2.000% 3/0    319963AD6      2810     2500 PRN    SOLE                     2500       0    0
GAP INC DEL                    NOTE   5.750% 3/1    364760AJ7     11317     9000 PRN    SOLE                     9000       0    0
GENERAL MTRS CORP              DEB SR CONV B        370442733      9611   416100 SH     SOLE                   416100       0    0
INVITROGEN CORP                NOTE   2.250%12/1    46185RAD2      2530     3000 PRN    SOLE                     3000       0    0
L-3 COMMUNICATIONS HLDGS INC   NOTE   5.250% 6/0    502424AB0      5120     4000 PRN    SOLE                     4000       0    0
L-3 COMMUNICATIONS HLDGS INC   DEBT   4.000% 9/1    502424AD6      5575     5000 PRN    SOLE                     5000       0    0
LABORATORY CORP AMER HLDGS     NOTE       01-Sep    50540RAC6      5953     9000 PRN    SOLE                     9000       0    0
LEGG MASON INC                 NOTE       Jun-00    524901AG0      1259     2500 PRN    SOLE                     2500       0    0
LEHMAN BROS HLDGS INC          FRNT       Apr-00    524908EC0      5941     6000 PRN    SOLE                     6000       0    0
LENNAR CORP                    NOTE       Apr-00    526057AF1      1130     2500 PRN    SOLE                     2500       0    0
LIFEPOINT HOSPITALS INC        NOTE   4.500% 6/0    53219LAE9      2450     2500 PRN    SOLE                     2500       0    0
LOWES COS INC                  NOTE   0.861%10/1    548661CG0      1890     2000 PRN    SOLE                     2000       0    0
LSI LOGIC CORP                 NOTE   4.250% 3/1    502161AD4      5700     6000 PRN    SOLE                     6000       0    0
MANPOWER INC                   DBCV       01-Aug    56418HAC4      5804     9500 PRN    SOLE                     9500       0    0
MASCO CORP                     NOTE       02-Jul    574599AW6      2986     7000 PRN    SOLE                     7000       0    0
MEDTRONIC INC                  DBCV   1.250% 9/1    585055AB2      3675     3500 PRN    SOLE                     3500       0    0
OMNICOM GROUP INC              NOTE       Feb-00    681919AK2      7004     7000 PRN    SOLE                     7000       0    0
PENNEY J C INC                 NOTE   5.000%10/1    708160BV7      2142     2000 PRN    SOLE                     2000       0    0
PEP BOYS MANNY MOE & JACK      NOTE   4.250% 6/0    713278AP4      2280     2500 PRN    SOLE                     2500       0    0
POGO PRODUCING CO              NOTE   5.500% 6/1    730448AE7      4398     4155 PRN    SOLE                     4155       0    0
RADIAN GROUP INC               DBCV   2.250% 1/0    750236AF8      4828     4748 PRN    SOLE                     4748       0    0
SANDISK CORP                   NOTE   4.500%11/1    80004CAB7      5558     4000 PRN    SOLE                     4000       0    0
SANMINA SCI CORP               NOTE   4.250% 5/0    800907AB3      1910     2000 PRN    SOLE                     2000       0    0
SONIC AUTOMOTIVE INC           NOTE   5.250% 5/0    83545GAE2       961     1250 PRN    SOLE                     1250       0    0
SYMANTEC CORP                  NOTE   3.000%11/0    871503AB4      7733     5500 PRN    SOLE                     5500       0    0
TJX COS INC NEW                NOTE       01-Feb    872540AL3       815     1000 PRN    SOLE                     1000       0    0
XL CAP LTD                     NOTE       Sep-00    98372PAD0      3600     6000 PRN    SOLE                     6000       0    0